EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost and Other Changes Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan | International Pension Plans
Components of net periodic benefit cost (income):
Service cost	$ 5,799	$ 4,465	$ 3,219
Interest cost	11,730	8,219	5,505
Expected return on plan assets	(8,369)	(6,814)	(6,883)
Amortization of:
Net (gain) loss	(2,151)	2,166	2,946
Prior service benefit	(639)	(618)	(812)
Curtailments, settlements and terminations, net	5,649	220	1,756
Other	0	36	238
Net periodic cost (income)	12,019	7,674	5,969
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	3,394	(33,264)	(13,186)
Prior service expense (benefit)	0	1,339	(213)
Amortization of:
Net gain (loss)	2,151	(2,166)	(2,946)
Prior service benefit	639	618	812
Foreign exchange impact and other	(129)	34	(2,026)
Income tax (benefit) expense	(1,307)	6,226	(3,209)
Total recognized in other comprehensive income (loss)	4,748	(27,213)	(20,768)
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	16,767	(19,539)	(14,799)
Pension Plan | United States
Components of net periodic benefit cost (income):
Service cost	214	256	107
Interest cost	8,923	4,943	1,696
Expected return on plan assets	(13,226)	(11,274)	(4,779)
Amortization of:
Net (gain) loss	(580)	0	0
Prior service benefit	0	0	0
Curtailments, settlements and terminations, net	0	1,106	0
Other	0	0	0
Net periodic cost (income)	(4,669)	(4,969)	(2,976)
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	5,717	7,330	11,011
Prior service expense (benefit)	0	0	0
Amortization of:
Net gain (loss)	580	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	(1,574)	(1,781)	2,643
Total recognized in other comprehensive income (loss)	4,723	5,549	13,654
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	54	580	10,678
OPRB Plans
Components of net periodic benefit cost (income):
Service cost	1	3	1
Interest cost	693	443	157
Expected return on plan assets	0	0	0
Amortization of:
Net (gain) loss	(309)	0	0
Prior service benefit	0	0	0
Curtailments, settlements and terminations, net	0	0	0
Other	0	0	0
Net periodic cost (income)	385	446	158
Other changes recognized in other comprehensive income (loss):
Net loss (gain)	2,146	(1,697)	166
Prior service expense (benefit)	0	0	0
Amortization of:
Net gain (loss)	309	0	0
Prior service benefit	0	0	0
Foreign exchange impact and other	0	0	0
Income tax (benefit) expense	(622)	402	11
Total recognized in other comprehensive income (loss)	1,833	(1,295)	177
Total recognized in net periodic benefit cost and other comprehensive income (loss), net of income taxes	$ 2,218	$ (849)	$ 335